Investment Portfolioas of November 30, 2023 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.6%
California 96.0%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	885,000	902,059
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AGMC	2,000,000	2,104,288
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge, 4.0%, 4/1/2037	1,000,000	1,010,309
California, Chabot-Las Positas Community College District, Election of 2016, Series C, 5.25%, 8/1/2048	750,000	837,242
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,475,564
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 4.0% (a), 2/1/2052, GTY: Morgan Stanley	6,500,000	6,342,216
Series B-1, 5.0% (a), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,708,512
Series A-1, 5.0% (a), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,561,316
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	2,425,000	2,204,031
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,415,000	2,482,279
Series B-1, 5.0%, 6/1/2049	530,000	537,621
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	1,795,000	1,758,845
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,500,000	1,080,554
Series A, 144A, 5.0%, 7/1/2051	9,175,000	8,280,568
California, Department of Veterans Affairs, Veteran's Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	975,000	1,038,805
California, Downey Unified School District, Series A, 4.0%, 8/1/2048	2,555,000	2,534,947
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,890,066
California, El Rancho Unified School District, Election of 2016, Series D, 5.75%, 8/1/2048, INS: BAM (b)	1,000,000	1,162,402
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,405,000	7,343,067
Series M-049, 3.05%, 4/15/2034	2,235,000	1,946,391
“A-CA", Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,877,825	2,550,826
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,007,086
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	896,011
Series C, 4.0%, 1/15/2043	11,780,000	11,389,223
California, General Obligation, Series A-2, 2.0% (c), 12/1/2023, LOC: State Street B&T Co.	700,000	700,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	3,079,723

California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	2,718,777	2,497,380
“A", Series 2021-1, 3.5%, 11/20/2035	2,880,589	2,678,957
“A", Series 2021-2, 3.75%, 3/25/2035	5,836,576	5,522,744
Series A, 4.25%, 1/15/2035	2,077,663	2,045,597
California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AGMC	1,000,000	1,098,580
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2035	2,000,000	2,130,290
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,500,886
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	3,021,266
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,160,605
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (a), 10/1/2041, GTY: Waste Management Holdings	480,000	478,350
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	1,872,260
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 2.55% (c), 12/1/2023, LOC: Barclays Bank PLC	2,100,000	2,100,000
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	330,196
Series A, 144A, 5.0%, 7/1/2054	1,000,000	832,773
California, Regents of the University of California Medical Center Pooled Revenue, Series P, 3.5%, 5/15/2054	2,000,000	1,673,585
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	1,924,431
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AGMC	500,000	540,942
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,030,212
4.0%, 9/1/2046	1,910,000	1,585,183
4.0%, 9/1/2051	1,000,000	814,447
California, San Mateo Union High School District, Series C, 4.0%, 9/1/2043	2,000,000	2,026,941
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	625,453
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	499,250
Series A, 144A, 5.0%, 10/1/2052	1,000,000	960,742
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,015,974
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,732,926
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	610,000	648,935
Series A, ETM, 5.0%, 9/1/2040, INS: AGMC	20,000	22,248
Series A, 5.0%, 9/1/2042, INS: AGMC	1,255,000	1,335,002
Series A, ETM, 5.0%, 9/1/2042, INS: AGMC	45,000	50,058
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	858,296
Series A, 5.0%, 12/1/2048	9,000,000	9,071,383
California, State Enterprise Development Authority, Student Housing Revenue, Series A, 5.0%, 8/1/2055	1,175,000	1,174,909

California, State General Obligation:
Series C-3, 1.6% (c), 12/7/2023, LOC: U.S. Bank NA	2,600,000	2,600,000
5.0%, 10/1/2042	1,000,000	1,128,450
Series C, 5.0%, 11/1/2042	4,000,000	4,494,164
5.0%, 10/1/2045	750,000	833,546
Series CU, 5.5%, 12/1/2052	1,955,000	2,149,059
California, State Health Facilities Financing Authority Revenue, 5.0%, 9/1/2043	4,850,000	4,846,576
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	3,055,813
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,500,000	1,406,289
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Symphony at Del Sur, Series V, 5.0% (a), 5/1/2054	1,200,000	1,248,202
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,673,537
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group, 4.0%, 10/1/2046	3,000,000	2,686,659
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,128,308
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,183,494
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	1,975,918
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,348,334
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,245,000	1,139,077
California, State Public Finance Authority, Senior Living Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2056	1,500,000	1,263,107
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	1,095,000	1,270,535
Series A, 5.0%, 8/1/2033	1,250,000	1,446,028
Series C, 5.0%, 8/1/2033	1,145,000	1,324,561
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,760,094
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,695,024
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,230,009
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	712,798
Series A, 144A, 5.0%, 6/1/2050	1,060,000	969,985
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	619,238
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 4.0%, 4/1/2046	3,780,000	3,394,878
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	2,000,000	2,050,233
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.0% (c), 12/7/2023, LOC: Wells Fargo Bank NA	1,150,000	1,150,000
California, Statewide Communities Development Authority, Student Housing Revenue, Irvine LLC Phase 1, 4.0%, 5/15/2046, INS: BAM	2,000,000	1,861,051
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., “1”, Series A, 5.0%, 6/1/2048	2,800,000	2,849,261
California, Transbay Joint Powers Authority, Senior Tax Allocate Bonds, Series A, 5.0%, 10/1/2049	3,000,000	3,020,231
California, University of California Revenue, Series Z-2, 5.38% (c), 12/7/2023	3,200,000	3,200,000

California, Val Verde Unified School District, General Obligation:
Series G, 4.0%, 8/1/2048, INS: AGMC	1,250,000	1,224,893
Series C, 4.0%, 8/1/2049, INS: AGMC	2,000,000	1,951,118
Cupertino, CA, Union School District, Election of 2012, Series B, Prerefunded, 5.0%, 8/1/2034	1,000,000	1,013,311
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	590,261
4.0%, 9/1/2045	750,000	673,878
4.0%, 9/1/2050	900,000	781,392
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	2,055,353
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,059,120
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,580,904
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	714,463
Series D, 5.0%, 9/1/2049	745,000	759,610
Series A, 5.0%, 9/1/2056, INS: BAM	3,000,000	3,083,337
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,213,263
5.0%, 9/1/2052	1,000,000	1,004,443
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041	1,000,000	1,112,532
Series G, 5.0%, 12/1/2042	1,390,000	1,539,162
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,668,631
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,426,989
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,415,525
Series B, AMT, 5.0%, 5/15/2035	750,000	766,984
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,152,120
Los Angeles, CA, Municipal Improvement Corp., Capital Equipment and Real Property:
Series A, 5.0%, 5/1/2042 (b)	1,000,000	1,119,068
Series A, 5.0%, 5/1/2043 (b)	1,000,000	1,114,365
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,517,854
Modesto, CA, High School District, General Obligation, Series A, 4.0%, 8/1/2052	5,000,000	5,028,559
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,744,600
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AGMC	3,500,000	3,806,374
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2046	2,500,000	2,515,192
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	1,003,723
Riverside County, CA, General Obligation, Series B-2, 3.0%, 6/1/2048	5,447,000	4,012,248
Sacramento County, CA, Airport System Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,123,546
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,281,183
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,705,208
San Bernardino County, CA, Flood Control District, 2.0% (c), 12/7/2023, LOC: Bank of America NA	655,000	655,000
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	571,166
Series A, 5.0%, 10/15/2041	1,000,000	1,127,270
Series A, 5.0%, 10/15/2042	500,000	559,769
Series A, 5.0%, 10/15/2043	585,000	652,789
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series D, AMT, 5.0%, 5/1/2048	3,705,000	3,764,964
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,448,274
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,039,184

San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	427,987
Series A, 5.0%, 10/1/2041	200,000	226,026
Series B, 5.0%, 10/1/2042	750,000	843,314
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,103,850
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,691,036
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,304,057
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	398,600
San Jose, CA, Airport Revenue, Series A, AMT, 5.0%, 3/1/2041	2,000,000	2,027,846
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,767,881
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,293,119
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	906,196
5.0%, 8/15/2035, INS: AGMC	700,000	743,727
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,162,958
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,472,599
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	225,000	228,851
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	225,000	228,902
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	7,408,766
Series B, AMT, 5.0%, 12/1/2038	4,950,000	5,203,019
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,471,320
5.65%, 9/1/2025, INS: NATL	1,520,000	1,586,924
5.65%, 9/1/2026, INS: NATL	1,605,000	1,722,277
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,129,560
Southern California, Public Power Authority Revenue, APEX Power Project, Series A, 5.0%, 7/1/2036	1,960,000	1,971,342
Southern California, Public Power Authority, Southern Transmission System Revenue, Series 1, 5.0%, 7/1/2043	3,000,000	3,367,237
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	821,844
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,636,776
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	3,000,000	3,049,797
		345,172,647
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	360,000	362,231
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,074,128
Series A, 5.0%, 10/1/2038	960,000	978,530
Series A, 5.0%, 10/1/2040	665,000	675,476
		3,090,365
Puerto Rico 1.3%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	718,963
Series A1, 4.0%, 7/1/2046	1,030,435	858,820

Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2031	925,000	1,000,882
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	2,000,000	590,186
Series A-1, 4.75%, 7/1/2053	1,545,000	1,462,145
		4,630,996
Other 0.5%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	2,380,241	1,767,448
Total Municipal Investments (Cost $370,037,618)		354,661,456

	Shares	Value ($)

Closed-End Investment Companies 0.5%
Eaton Vance California Municipal Bond Fund (Cost $1,733,719)	194,600	1,714,426

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $371,771,337)	99.1	356,375,882
Other Assets and Liabilities, Net	0.9	3,262,371
Net Assets	100.0	359,638,253
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued security.
(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30,
2023. Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$354,661,456	$—	$354,661,456
Closed-End Investment Companies	1,714,426	—	—	1,714,426
Total	$1,714,426	$354,661,456	$—	$356,375,882

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCATF-PH1
R-080548-2 (1/25)